Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jul. 01, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Restricted cash (in Yuan Renminbi)								¥ 990,000
Allowance accounts receivable (in Yuan Renminbi)	¥ 14,315,654			¥ 303,038			¥ 8,821,129	1,852,816		¥ 303,038
Accounts receivable credit losses (in Yuan Renminbi)	¥ 4,031,265
Depreciation percentage of estimated useful lives	5.00%				5.00%
Estimated useful life	3 years				3 years
Estimated useful life	5 years				5 years
Customer advances				¥ 6,000
Value added taxes percentage	6.00%
Effective income tax rate reconciliation percent	50.00%
Government grants (in Dollars) | $					$ 1,800,000				$ 1,800,000
Cash and cash equivalents at carrying value	¥ 2,401,495				$ 330,457	¥ 9,873,678		¥ 9,873,678
Account insured by government maximum limit (in Yuan Renminbi)	¥ 500,000
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	20.00%	23.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	13.00%	12.00%	14.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.00%	12.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%
Customer Concentration Risk [Member] | Ventor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		48.00%
Customer Concentration Risk [Member] | Ventor One [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.00%	25.00%	19.00%
Customer Concentration Risk [Member] | Vendors Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	27.00%
Customer Concentration Risk [Member] | Vendors Two [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		13.00%
Customer Concentration Risk [Member] | Vendors Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%
Customer Concentration Risk [Member] | Vendors Three [Member] | Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		11.00%
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Translations of balances	1				1
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Translations of balances	7.2672				7.2672